CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
$1M Purchase Agreement [Member]
Purchase Agreement Value		$ 1
$15M Purchase Agreement [Member]
Purchase Agreement Value	$ 15	$ 15